Note 14 - Employee Incentive Schemes (Details Textual) - AUD ($)			12 Months Ended
	May 27, 2022	Apr. 20, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expense			$ 319,402	$ 92,432
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number			12,406,300	8,878,800
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)			0	0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			3,840,000	250,000
Share-Based Payment Arrangement, Expense			$ 0	$ 3,780
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Shares Issued upon Exercise			1
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period			10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number			12,406,300
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total			$ 0	0
Restricted Stock [Member]
Share Based Compensation, Shares Granted to Employees Annually, Value Per Employee					$ 1,000
Share Based Compensation Arrangement by Share Based Payment, Award Trading Limitation Period					3 years
Performance Shares [Member]
Share-Based Payment Arrangement, Expense			$ 319,402	$ 88,652
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			1,555,000	7,425,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period			525,000
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			$ 5,357,072	$ 5,471,098
Performance Shares [Member] | Select Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			805,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Common Stock Released to Employees Per Quarter, Percentage			25.00%
Performance Shares [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			4 years
Viburnum Funds Pty Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	1,000,000	3,840,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period		3 years
Viburnum Funds Pty Ltd [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			3,840,000	0